Non-cash Transactions - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 23,677,682	$ 798,842	$ 27,680,862	$ 28,280,821
Increase (decrease) in prepayments for property, plant and equipment (recorded under the line item of other non-current assets)	90,560	3,055	(89,337)	(267,334)
(Increase) decrease in payables for property, plant and equipment (recorded under the line item of other payables)	982,260	33,140	(823,171)	2,314,772
Capitalized borrowing costs	(51,262)	(1,729)	(54,191)	(48,135)
Payments for property, plant and equipment	24,699,240	833,308	26,714,163	30,280,124
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	1,487,334	50,180	692,826	201,766
(Increase) decrease in other receivables	876	30	(22,626)	41,265
Proceeds from disposal of property, plant and equipment	1,488,210	50,210	670,200	243,031
Payments for investment properties
Purchase of investment properties	186,535	6,293
Capitalized borrowing costs	(13)
Proceeds from disposals of investment property	186,522	6,293
Payments for other intangible assets
Purchase of other intangible assets	277,825	9,373	675,144	491,135
Decrease (increase) in other payables	60,159	2,030	(120,938)
Increase in other non-current liabilities			(40,313)
Purchase of intangible assets classified as investing activities	337,984	11,403	$ 513,893	$ 491,135
Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries	7,046,464	237,735
Increase in other payables	3,552	120
Cash and cash equivalents disposed of	(29,133)	(983)
Net cash inflow from disposal of subsidiaries	$ 7,020,883	$ 236,872